GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets
Intangible assets:

	December 31,
	2013	2012
License for service center
Cost	$2,050	$2,050
Accumulated amortization and impairment charges	(2,050)	(2,050)
Amortized cost	$-	$-